Annual Total Returns- JPMorgan California Municipal Money Market Fund (Service Shares) [BarChart] - Service Shares - JPMorgan California Municipal Money Market Fund - Service	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	none	0.02%	0.02%	0.02%	0.04%	0.06%	0.37%	0.37%	0.13%